Document and Entity Information	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	MADISON SQUARE GARDEN SPORTS CORP.
Entity Incorporation State Country Code	NV
Entity File Number	001-36900
Entity Tax Identification Number	47-3373056
Entity Address Address Line 1	2 Penn Plaza
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10121
City Area Code	212
Local Phone Number	465-4111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On September 30, 2026, Madison Square Garden Sports Corp. filed a Current Report on Form 8-K with respect to the distribution to its stockholders of the common stock of MSGS Spinco, Inc. This Amendment No. 1 on Form 8-K/A amends Item 8.01 to amend the description of the overlapping executive officers under “Certain Relationships and Potential Conflicts of Interest.”
Entity Central Index Key	0001636519